Share Capital (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2020 GBP (£) vote_per_share £ / shares shares	Jun. 30, 2019 GBP (£) £ / shares shares
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000,000
Par value per share (in gbp per share) | £ / shares	£ 0.02	£ 0.02
Share capital, shares authorized, value | £	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	54,928,169	54,425,327
Share capital | £	£ 1,099	£ 1,089	[1]
Restricted period of time for share transfers (in days)	180 days
Conversion ratio of ordinary shares	1
Number of shares issued (in shares)	502,842	4,621,182
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	28,823,893	18,599,985
Share capital | £	£ 577	£ 372
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	20,455,733	23,696,345
Share capital | £	£ 409	£ 474
Restricted period of time for share transfers (in days)	180 days
Number of votes per share | vote_per_share	10
Class C ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	5,648,543	12,128,997
Share capital | £	£ 113	£ 243
Number of votes per share | vote_per_share	1
18 Month Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
18 Month Anniversary | Class C ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	25.00%
Third Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	40.00%
Fifth Anniversary | Class B ordinary shares
Number of shares issued [Abstract]
Percentage limitation of share transfer	60.00%

[1]	(1) See note 3C for additional details